CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Consolidated net income	$ 5,475	$ 5,932	$ 2,746	$ 11,407	$ 6,667
Other comprehensive income
Actuarial gains and losses	21	1	16	22	16
Change in fair value of investments in equity instruments	(29)	112	52	83	64
Tax effect	(7)	(25)	(20)	(32)	(19)
Currency translation adjustment generated by the parent company	(857)	(1,792)	5,808	(2,649)	8,690
Items not potentially reclassifiable to profit and loss	(872)	(1,704)	5,856	(2,576)	8,751
Currency translation adjustment	573	1,904	(4,692)	2,477	(6,709)
Cash flow hedge	454	937	165	1,391	(668)
Variation of foreign currency basis spread	1	4	4	5	19
Share of other comprehensive income of equity affiliates, net amount	63	155	(174)	218	(274)
Other	2	1		3	7
Tax effect	(113)	(235)	(49)	(348)	156
Items potentially reclassifiable to profit and loss	980	2,766	(4,746)	3,746	(7,469)
Total other comprehensive income (net amount)	108	1,062	1,110	1,170	1,282
COMPREHENSIVE INCOME	5,583	6,994	3,856	12,577	7,949
- TotalEnergies share	5,531	6,884	3,752	12,415	7,759
- Non-controlling interests	$ 52	$ 110	$ 104	$ 162	$ 190